Fair Value of Financial Instruments (Details) - USD ($)			3 Months Ended									6 Months Ended		12 Months Ended
	Jan. 31, 2014	Jan. 06, 2014	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Fair Value of Financial Instruments (Details) [Line Items]
Business Combination, Contingent Consideration, Percentage of Revenue														20.00%
Revenues			$ 1,610,000	$ 1,611,720	$ 1,250,201	$ 1,733,000	$ 1,405,513	$ 490,465	$ 389,547	$ 246,248	$ 178,487	$ 2,756,000	$ 3,139,000	$ 6,001,342	$ 1,304,747
Fair Value Inputs, Discount Rate												14.00%		14.00%
Maximum [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Business Combination, Contingent Consideration, Percentage of Revenue	20.00%													20.00%
Fair value inputs, estimated future annual revenue		$ 9,900,000										$ 7,700,000		$ 7,700,000
Maximum [Member] | Scenario, Forecast [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Revenues														$ 7,700,000
Fair Value Inputs, Discount Rate														14.00%
Minimum [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Fair value inputs, estimated future annual revenue		$ 4,000,000										$ 3,400,000		$ 3,400,000
Minimum [Member] | Scenario, Forecast [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Revenues														$ 3,400,000